Debt Financing (Tables)	9 Months Ended
Sep. 30, 2013
Debt Financing [Abstract]
Summary Of Long Term Debt

		Interest
Fixed Rate Debt	Balance	Rate	Maturity

Lender
Great Western Bank	$11,197	4.95%	6/2014
GE Franchise Finance Commercial LLC	17,483	7.17%	12/2014
Citigroup Global Markets Realty Corp	12,380	5.97%	11/2015
Great Western Bank	9,199	5.00%	6/2015
Elkhorn Valley Bank	2,802	5.50%	6/2016
First State Bank	1,196	5.50%	9/2016
GE Franchise Finance Commercial LLC	11,930	7.17%	2/2017
Cantor	6,067	4.25%	11/2017
Morgan Stanley	29,903	5.83%	12/2017
Wachovia Bank	5,929	7.38%	3/2020
Total fixed rate debt	$108,086

Variable Rate Debt

Lender
GE Franchise Finance Commercial LLC	7,358	3.76%	2/2018
GE Franchise Finance Commercial LLC	2,150	4.32%	2/2018
Total variable rate debt	$9,508

Subtotal debt	117,594

Less: debt associated with hotel properties held for sale	26,252

Total long-term debt	$91,342

Aggregate Annual Principal Payments On Debt Associated With Assets Held For Use And Held For Sale

	Held For Sale	Held For Use	TOTAL
Remainder of 2013	$26,252	$904	$27,156
2014	0	14,934	14,934
2015	0	17,211	17,211
2016	0	5,414	5,414
2017	0	43,644	43,644
Thereafter	0	9,235	9,235
	$26,252	$91,342	$117,594